Retirement benefits - Narrative (Details) £ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2005 GBP (£)	Dec. 31, 2017 USD ($) year Member	Dec. 31, 2017 GBP (£) year Member	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 GBP (£)
Disclosure of defined benefit plans [line items]
Total charge (credit) for retirement plans		$ (6,600,000)		$ (6,400,000)	$ 9,300,000
Remeasurement of defined benefit retirement plans		9,500,000		(21,700,000)	4,400,000
Curtailment credit arising from changes to defined benefit pension plans		0		600,000	3,300,000
Past service credit		0		0	14,900,000
Changes to defined benefit pension plans		0		600,000	18,000,000
Remeasurement of defined benefit retirement plans		(9,500,000)		21,700,000
Return on plan assets, gain (loss)		33,200,000		56,400,000	(600,000)
Defined benefit obligation		422,800,000		383,400,000
Estimate of contributions expected to be paid to plan for next annual reporting period		8,700,000
Actual employer contributions		8,900,000
Unfunded Plan
Disclosure of defined benefit plans [line items]
Defined benefit obligation		2,100,000		2,600,000
Funded Plan
Disclosure of defined benefit plans [line items]
Defined benefit obligation		$ 420,700,000		380,800,000
U.K.
Disclosure of defined benefit plans [line items]
Salary earnings cap on defined benefit plans | £	£ 60					£ 76
Number of active members in employee benefit plan | Member		160	160
Weighted average duration of defined benefit obligation | year		18	18
Minimum annual contribution | £			£ 3,800
Expected percent of earnings rate one		15.00%	15.00%
Expected percent of earnings rate two		10.00%	10.00%
Expected earnings amount two | £			£ 24,000
Total charge (credit) for retirement plans		$ (3,500,000)		(3,800,000)	12,000,000
Curtailment credit arising from changes to defined benefit pension plans		0		0	3,300,000
Past service credit		0		0	14,900,000
Defined benefit obligation		369,700,000		334,800,000
U.K. | Minimum
Disclosure of defined benefit plans [line items]
Expected earnings amount one | £			12,000
U.K. | Maximum
Disclosure of defined benefit plans [line items]
Expected earnings amount one | £			£ 24,000
Non-U.K.
Disclosure of defined benefit plans [line items]
Total charge (credit) for retirement plans		(3,100,000)		(2,600,000)	(2,700,000)
Annuity settlement payments				10,000,000
Credit (charge) from annuity settlement payments				(100,000)
Lump sum settlement payments				4,200,000
Credit (charge) from cash settlement payment				700,000
Curtailment credit arising from changes to defined benefit pension plans		0		600,000	0
Past service credit		0		0	0
Defined benefit obligation		53,100,000		48,600,000
Cost of sales
Disclosure of defined benefit plans [line items]
Total charge (credit) for retirement plans		(4,100,000)		(4,100,000)	4,600,000
Administrative costs
Disclosure of defined benefit plans [line items]
Total charge (credit) for retirement plans		(700,000)		(900,000)	1,300,000
Changes to defined benefit pension plans
Disclosure of defined benefit plans [line items]
Total charge (credit) for retirement plans		0		600,000	18,000,000
Finance costs
Disclosure of defined benefit plans [line items]
Total charge (credit) for retirement plans		$ (1,800,000)		(2,000,000)	$ (3,000,000)
$10 million liabilities settlement of U.S, Plan | Non-U.K.
Disclosure of defined benefit plans [line items]
Gross amounts settled				14,800,000
Settlement lump sums paid | Non-U.K.
Disclosure of defined benefit plans [line items]
Gross amounts settled				$ 14,200,000